Fair Value Measurements - Schedule of Change in Fair Value of Warrant Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance as of January 1, 2025	$ 0	$ 0
Issuance of warrants	16,010	10,854
Change in fair value of warrants	3,147	(5,654)
Reclassification to equity		(5,200)
Ending balance as of September 30, 2025	$ 0	$ 0